Right-of-use Assets and Lease Liabilities - Schedule of Right-of-use Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 1,	SFr 1,303	SFr 755
Indexation for the period	20	25
New leases	1,530	792
FX revaluation	4	4
Depreciation charge for the period	(394)	(273)
Balance as of December 31,	SFr 2,463	1,303
Iceland and U.S.Facilities
Disclosure of quantitative information about right-of-use assets [line items]
Indexation for the period		SFr 25